Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Inventory.
Schedule of composition of inventory

	2019	2018
Finished products	106,595	106,245
Semi-finished products	89,239	52,534
Raw materials	50,848	64,582
Auxiliary materials and consumables	76,974	69,781
Inventory provisions	(28,398)	(23,437)
	295,258	269,705

Schedule of changes in provision for obsolete and slow-moving inventory

	2019	2018
Balance at the beginning of the year	(23,437)	(20,736)
Additions	(16,171)	(12,703)
Reversals	11,077	9,260
Exchange variation gains	133	742
Balance at the end of the year	(28,398)	(23,437)